Condensed financial information of Plastec Technologies, Ltd. (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2010	Nov. 25, 2009
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	12,938,128	14,292,228	14,352,903
Common Stock, Shares, Outstanding	12,938,128	14,292,228	14,352,903
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	12,938,128	14,292,228	14,352,903
Common Stock, Shares, Outstanding	12,938,128	14,292,228	14,352,903